Notes Related to the Consolidated Statement of Income (Loss) - Summary of Subscription Warrants - SO Plan (Detail) - 2019 plan [member] - SO plan [member] € / shares in Units, € in Thousands	6 Months Ended
Jun. 30, 2019 EUR (€) € / shares shares
Grant In January 2019 [member]
Disclosure of subscription warrants [line items]
Number of options | shares	38,025
Exercise price share options granted	6.38
Price of the underlying share | € / shares	€ 6.38
Fair value assumptions expected dividend rate 1	0.00%
Fair value assumptions expected volatility rate 1	41.88%
Fair value at measurement date share options granted | €	€ 97
Grant In April 2019 [member]
Disclosure of subscription warrants [line items]
Number of options | shares	76,905
Exercise price share options granted	7.20
Price of the underlying share | € / shares	€ 7.20
Fair value assumptions expected dividend rate 1	0.00%
Fair value assumptions expected volatility rate 1	41.65%
Fair value at measurement date share options granted | €	€ 217
Tranche one [member] | Grant In January 2019 [member]
Disclosure of subscription warrants [line items]
Fair value assumptions expected maturity period	6 years
Tranche one [member] | Grant In April 2019 [member]
Disclosure of subscription warrants [line items]
Fair value assumptions expected maturity period	6 years
Tranche two [member] | Grant In January 2019 [member]
Disclosure of subscription warrants [line items]
Fair value assumptions expected maturity period	6 years 6 months
Tranche two [member] | Grant In April 2019 [member]
Disclosure of subscription warrants [line items]
Fair value assumptions expected maturity period	6 years 6 months